           As filed with the Securities and Exchange Commission on July 25, 2000
                                               Securities Act File No. 333-70423
                               Investment Company Act of 1940 File No. 811-09195



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /


                         Pre-Effective Amendment No. / /

                      Post-Effective Amendment No. 5 / X /


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

                              Amendment No. 7 / X /


                           SA Funds - Investment Trust
                (Formerly known as RWB Funds - Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                         1190 Saratoga Avenue, Suite 200
                           San Jose, California 95129
               (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number (408) 260-3143

                                Michael Gillespie
                      Vice President and Associate Counsel

                       State Street Bank and Trust Company
                              2 Avenue de LaFayette

                        Boston, Massachusetts 02111-1724
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                          San Francisco, CA 94104-2635

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)


             X   immediately upon filing pursuant to paragraph (b)
          ------

                 on _____________ pursuant to paragraph (b)
          ------
                 60 days after filing pursuant to paragraph (a)(1)
          ------
                 75 days after filing pursuant to paragraph (a)(2)
          ------
                 on pursuant to paragraph (a)(2) of Rule 485.
          ------

If appropriate, check the following box:

                 This post-effective amendment designates a new effective ------ date for a previously filed post-effective amendment.

SA FUNDS

SA U.S. LARGE CAP GROWTH STRATEGY FUND
SA U.S. LARGE CAP VALUE STRATEGY FUND

PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

July 25, 2000

TABLE OF CONTENTS

2        RISK/RETURN SUMMARY

               SA U.S. LARGE CAP GROWTH STRATEGY FUND
               SA U.S. LARGE CAP VALUE STRATEGY FUND

         PERFORMANCE
         FEES AND EXPENSES

7        MANAGEMENT

9        YOUR ACCOUNT

11       PRICING OF FUND SHARES

12       DISTRIBUTIONS

13       FEDERAL TAX CONSIDERATIONS

14       MORE ABOUT THE FUNDS

BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY


This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled More About the Funds.


U.S. LARGE CAP GROWTH STRATEGY FUND

GOAL

The Fund's goal is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks of large U.S. companies with market values of issuers included in the Russell 1000 Growth Index. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. On June 30, 2000, the minimum and maximum market value of companies in the index were $1.26 billion and $517.78 billion, respectively.


The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to each manage portions of the Fund's portfolio under the general supervision of Assante Asset Management Inc., the Fund's investment adviser. In managing the Fund's assets, the sub-advisers generally look for companies with above-average growth of revenues or earnings relative to the overall market. The sub-advisers may also consider economic outlooks for various sectors and industries. The sub-advisers rely on the knowledge, experience and judgment of their own staff that have access to a wide variety of research. Factors the sub-advisers look for in selecting investments include:

         -        A historical record of above-average growth.
         -        Attractive prices relative to potential growth.
         -        Sound financial strength and effective management.
         - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The sub-advisers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

Roxbury Capital Management, LLC ("Roxbury") and Enhanced Investment Technologies, Inc. ("Intech") are each a sub-adviser for the Fund.

Roxbury uses a bottom-up approach for security selection, focusing on fundamentals of individual companies-factors such as strong financials, high profitability and business stability, earnings and cash flow.

Roxbury will normally sell a stock when its earnings growth appears less promising, when the company no longer qualifies as a large company, when they believe other investments offer better opportunities or in the course of adjusting its exposure to a given industry.

Intech uses a proprietary mathematical model to determine which stocks to hold and in which proportion. Intech's model uses price volatility as a key component resulting in a portfolio where securities are combined in such a manner that the overall portfolio volatility is low but the relative volatility of the individual stocks is high. Periodic rebalancing will cause Intech to sell all or a portion of a security position to maintain targeted proportions.


PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

- STOCK MARKET RISK: The value of the securities in which the Fund invests may decline in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

- LARGE COMPANY STOCK RISK: Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

- GROWTH INVESTING RISK. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the sub-advisers, regardless of movements in the securities markets.




U.S. LARGE CAP VALUE STRATEGY FUND

GOAL

The Fund's goal is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks of large U.S. companies with market values of issuers included in the Russell 1000 Value Index. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. On June 30, 2000, the minimum and maximum market value of companies in the index were $1.11 billion and $517.78 billion, respectively.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to each manage portions of the Fund's portfolio under the general supervision of Assante Asset Management Inc., the Fund's investment adviser. Each sub-adviser, in managing its portion of the Fund's assets, uses a value approach to select the Fund's investments. Using this investment style, each sub-adviser seeks securities selling at reasonable prices or substantial discounts to their underlying value and then holds these securities until the market values reflect their intrinsic values. The sub-advisers evaluate a security's potential value based on the company's assets and prospects for earnings growth. The sub-advisers rely on the knowledge, experience and judgment of their own staff that have access to a wide variety of research. Factors the sub-advisers look for in selecting investments include:

         -        Above average potential for earnings and growth.
         - Low market valuations relative to earnings forecast, book value, cash flow and sales.




Sanford C. Bernstein & Co., Inc. ("Sanford Berstein") and Martingale Asset Management, L.P. ("Martingale") are each a sub-adviser for the Fund.

Sanford Bernstein uses a value-based approach using fundamental proprietary research to identify opportunities. Sanford Bernstein takes a bottom-up approach to security selection. This approach means seeking investment opportunities by analyzing fundamental information about a company-factors such as earnings and sales, profitability and product lines.

Martingale uses a bottom-up, quantitative, value-oriented investment process. Martingale uses its own proprietary techniques to rank companies according to their relative attractiveness to their peers by factors such as earnings, book value, analysts estimate revisions and future growth rate.

Each sub-adviser will normally sell a stock when it reaches a target price, when a sub-adviser believes other investments offer better opportunities or in the course of adjusting its exposure to a given industry.


PRINCIPAL RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

- STOCK MARKET RISK: The value of the securities in which the Fund invests may decline in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

- INVESTMENT STYLE RISK: Returns from value stocks may trail returns from other asset classes (for example, growth stocks) or the overall stock market. Each type of asset class tends to experience periods of doing better or worse than common stocks in general.

- LARGE COMPANY STOCK RISK: Larger, more established companies are generally not nimble and may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

PERFORMANCE

         The Funds have not commenced operations as of the date of this prospectus and, therefore, do not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on each Fund's best and worst calendar quarters is not provided in this prospectus.

            [The remainder of this page is intentionally left blank.]


FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Annual Account Maintenance Fee (for accounts under $100,000) (1).........$100.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A % OF NET ASSETS)


                                          U.S. LARGE CAP GROWTH   U.S. LARGE CAP VALUE
                                              STRATEGY FUND           STRATEGY FUND
                                              -------------           -------------
Management/Advisory Fee                           1.32%                    1.32%
Other Expenses (2)
         Shareholder Servicing Fees                .05%                     .05%
         Other Operating Expenses                 1.46%                    1.46%
                                                  ----                     ----
         Total Other Operating Expenses           1.51%                    1.51%
                                                  ----                     ----
Total Annual Fund Operating Expenses              2.83%                    2.83%
Fee Waiver and/or Expense Reimbursement           1.50%                    1.50%
                                                  ----                     ----
Net Expenses (3)                                  1.33%                    1.33%


(1) The Funds may deduct an annual maintenance fee of $100.00 from accounts when a redemption causes the value to be less than $100,000. The account value is determined by aggregating all accounts with SA Funds. The Funds expect to value accounts on the second Friday in November of each year. Accounts opened after September 30th will not be subject to the fee for that year. The fee is payable to the Funds and is designed to offset in part the relatively higher costs of servicing smaller accounts. The Funds reserve the right to waive the fee.
(2) Other expenses are based on estimates for the current fiscal year and include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.

(3) The adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit the Fund's total annual operating expenses to the amounts shown in the above table. This agreement will remain in effect until July 7, 2009. The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitation.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR        3 YEARS
                                                ------        -------
U.S. LARGE CAP GROWTH STRATEGY FUND              $136           $424

U.S. LARGE CAP VALUE STRATEGY FUND               $136           $424

MANAGEMENT

ADVISER


Assante Asset Management Inc. (formerly RWB Advisory Services, Inc.), 1190 Saratoga Avenue, San Jose, California 95129, is the Funds' investment adviser and serves as manager of managers for the Funds. Founded in 1975, the adviser provides investment advisory services to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and other business entities. As of June 30, 2000, the firm had $1.4 billion in assets under management.

The adviser, in its capacity as investment adviser, handles the business affairs of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers. The adviser has applied to the Securities and Exchange Commission for exemptive relief in order to permit the Board of Trustees of the Trust to hire and terminate sub-advisers recommended by the Adviser.

In managing the Funds, the adviser focuses on three principles: portfolio structure, the use of specialist managers and continuous portfolio management. The adviser seeks to reduce risk by creating a portfolio that is diversified within each asset class. The adviser then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, the adviser regularly rebalances to ensure that the appropriate mix of assets is in place, and monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

In its capacity as administrator, the adviser provides administrative services to the Funds. The adviser is also the adviser of six other mutual funds.

SUB-ADVISERS

Each sub-adviser, subject to the supervision of the adviser, is responsible for managing approximately 40% to 60% of the assets of the applicable Fund. The adviser has engaged the following sub-advisers:

U.S. Large Cap Growth Strategy Fund

ENHANCED INVESTMENT TECHNOLOGIES, INC.

("INTECH"), 2401 PGA Blvd., Suite 200, Palm Beach Gardens, FL 33410, serves as a sub-adviser to the Fund. Founded in 1987, INTECH is a wholly owned subsidiary of The Prudential Insurance Company organized under the laws of the State of New Jersey. INTECH is a registered investment adviser that managed approximately $6 billion in assets as of June 30, 2000 for endowments, charitable foundations, corporations, insurance companies and tax-exempt funds such as pension and profit-sharing plans.

ROXBURY CAPITAL MANAGEMENT, LLC

("Roxbury"), 100 Wilshire Boulevard, Suite 600, Santa Monica, CA 90401, serves as a sub-adviser to the Fund. Roxbury's predecessor was founded in 1986. Roxbury is a Delaware limited liability company. Roxbury is a registered investment adviser that managed approximately $13.5 billion in assets as of June 30, 2000 for individuals, endowments, trusts and estates, charitable foundations, partnerships, corporations, insurance companies, mutual funds and tax-exempt funds such as pension and profit-sharing plans.

U.S. Large Cap Value Strategy Fund

MARTINGALE ASSET MANAGEMENT, L.P.

("Martingale"), 222 Berkeley Street, Boston, MA 02116, serves as a sub-adviser to the Fund. Founded in 1987, Martingale is a Delaware limited partnership. Martingale is a registered investment adviser that managed approximately $1.37 billion in assets as of June 30, 2000 for individuals, endowments, trusts and estates, charitable foundations, partnerships, corporations, insurance companies, mutual funds and tax-exempt funds such as pension and profit-sharing plans.

SANFORD C. BERNSTEIN & CO., INC. ("Bernstein"), 767 Fifth Avenue, New York, NY 10153-0185, serves as a sub-adviser to the Fund. Founded in 1967, Bernstein is a closely held corporation organized under the laws of the State of New York. Bernstein is a registered investment adviser that managed approximately $81 billion in assets as of June 30, 2000 for individuals, endowments, trusts and estates, charitable foundations, partnerships, corporations, insurance companies, mutual funds and tax-exempt funds such as pension and profit-sharing plans.

Bernstein's parent company, Sanford C. Bernstein Inc., a Delaware holding company, entered into an agreement on June 20, 2000 with Alliance Capital Management L.P. ("Alliance") pursuant to which they will combine with Alliance. The transaction is expected to close in the fourth quarter 2000. Since the transaction is in the form of an acquisition by Alliance, Sanford C. Bernstein Inc. will seek, prior to the closing, its clients' consents in connection with the continuing provision of investment management services.

PORTFOLIO MANAGERS

U.S. Large Cap Growth Strategy Fund

ENHANCED INVESTMENT TECHNOLOGIES, INC.
A team of investment professionals manages a portion of the assets of the Fund.

ROXBURY CAPITAL MANAGEMENT, LLC
A committee of investment professionals manages a portion of the assets of the Fund.

U.S. Large Cap Value Strategy Fund

MARTINGALE ASSET MANAGEMENT, L.P.
A committee of investment professionals manages a portion of the assets of the Fund.

SANFORD C. BERNSTEIN & CO, INC.
A committee of investment professionals manages a portion of the assets of the Fund.

MANAGEMENT FEES

The following chart shows the aggregate annual investment management fees that each Fund will pay to the adviser. The adviser is responsible for paying the investment management fees to each sub-adviser. Fees are stated before any waiver. Please refer to the Fees and Expenses Table in the Risk/Return Summary section of this prospectus for more information about fee waivers.

  INVESTMENT MANAGEMENT FEE
  (EXPRESSED AS PERCENTAGE OF AVERAGE DAILY NET ASSETS)

  U.S. Large Cap Growth Strategy Fund             1.32%
  U.S. Large Cap Value Strategy Fund              1.32%

YOUR ACCOUNT

This section describes how to do business with SA Funds and the services that are available to shareholders.

HOW TO REACH SA FUNDS

By telephone:     (800) 366-7266
                  Call for account information 8:00 a.m. to 5:00 p.m.
                  Pacific time Monday through Friday.

By mail:          1190 Saratoga Avenue
                  Suite 200
                  San Jose, California 95129



PURCHASING SHARES

Only clients of investment advisers are eligible to purchase shares of the Funds.

If you are making an initial investment, you must complete and submit an account application.

If you purchase shares through an omnibus account maintained by a securities firm, the firm may charge you an additional fee which will reduce your investment, accordingly.

MINIMUM INVESTMENTS
The minimum initial investment is $100,000, unless waived by SA Funds.

There is no minimum for additional investments.


TIMING OF REQUESTS
All requests received by SA Funds' transfer agent, or other authorized intermediary, before 4:00 p.m. Eastern time will be executed at that day's net asset value per share ("NAV"). Orders received after 4:00 p.m. Eastern time will be executed at the following day's NAV. Authorized intermediaries acting on a purchaser's behalf are responsible for transmitting orders by the deadline.

SELLING SHARES

You or your financial representative may sell shares at any time by furnishing a redemption request to the adviser in proper form. Proper form means when all required documents are completed, signed and received.


INCOMPLETE SELL REQUESTS
SA Funds will attempt to notify you or your financial representative promptly if any information necessary to process your request is missing. Once the information is obtained, you will receive the next-determined NAV.


TIMING OF REQUESTS
All requests received (in the form required by the adviser) by SA Funds, or authorized intermediary, before 4:00 p.m. Eastern time will be executed the same day, at that day's NAV. Requests received after 4:00 p.m. Eastern time will be executed the following day, at that day's NAV.


WIRE TRANSACTIONS
A fee of $10 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

SELLING SHARES RECENTLY PURCHASED
If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

ACCOUNTS WITH LOW BALANCES
If the value of your total account with SA Funds falls below $10,000 as a result of selling or exchanging shares, SA Funds may send you a notice asking you to bring the account back up to $10,000 or to close it out. If you do not take action within 60 days, SA Funds may sell your shares and mail the proceeds to you at the address of record.

EXCHANGES
There is no fee to exchange shares among SA Funds. The exchange privilege is not intended as a way to speculate on short-term movements in the markets.


You may acquire shares of the Funds by exchanging shares of the SSgA Money Market Fund and may exchange your shares of the Funds for shares of the SSgA Money Market Fund, if such shares are offered in your state of residence. The SSgA Money Market Fund is a portfolio of the SSgA Funds. The SSgA

Funds are an open-end management investment company with multiple portfolios advised by State Street Bank and Trust Company, 225 Franklin Street, Boston MA 02110, and is not affiliated with SA Funds or SA Funds' distributor. Prior to making such an exchange, you should carefully read the prospectus for the SSgA Money Market Fund. You can obtain a copy of the prospectus through your financial representative or by calling the adviser at (800) 366-7266. The exchange privilege is not an offering or recommendation on the part of the SA Funds or the distributor of an investment in the SSgA Money Market Fund.


The SSgA Money Market Fund's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

An investment in the SSgA Money Market Fund is neither insured nor guaranteed by the U.S. Government or by State Street Bank and Trust Company. There is no assurance that the SSgA Money Market Fund will maintain a stable net asset value of $1.00 per share.

ADDITIONAL POLICIES FOR PURCHASES, SALES AND EXCHANGES

         -        SA Funds reserves the right to reject any purchase order.

         - At any time, SA Funds may change any of its purchase, redemption or exchange procedures, and may suspend sale of its shares.

         - SA Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

         - If accepted by a Fund, you may purchase shares of a Fund with securities that the Fund may hold. The sub-adviser will determine if the securities are consistent with that Fund's objectives and policies. If accepted, the securities will be valued the same way a Fund values portfolio securities that it already owns.

         - SA Funds reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

         - SA Funds may authorize certain financial intermediaries to accept purchase, redemption and exchange orders from their customers on behalf of the SA Funds. Other intermediaries may also be designated to accept such orders, if approved by SA Funds. Authorized intermediaries are responsible for transmitting orders on a timely basis. A Fund will be deemed to have received an order when the order is accepted in proper form by the authorized intermediary, and the order will be priced at the Fund's NAV next determined.

PRICING OF FUND SHARES


Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and expenses and (3) dividing that amount by the total number of shares owned by shareholders.


The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds accelerate calculation of NAV transaction deadlines to that time.


The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not readily available or if a sub-adviser believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by, or following procedures approved by, the Board of Trustees.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a DIVIDEND DISTRIBUTION. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION.

Each Fund pays dividends, if any, at least annually.

Each Fund distributes capital gains, if any, at least annually.


You will receive distributions from a Fund in additional shares of that Fund unless you elect to receive your distributions in cash. If you wish to receive distributions in cash, you may either indicate your request on your account application or you or your financial representative may notify the adviser by calling (800) 366-7266.

FEDERAL TAX CONSIDERATIONS

Your investment in a Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described here, but you should consult your tax adviser about your own particular situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gain distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

The Funds expect that their distributions will consist primarily of capital gains.

You generally are required to report all Fund distributions on your federal income tax return. Each year SA Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell your shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information (i.e. your social security number) by law the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions and credits may be subject to tax law limitations.

MORE ABOUT THE FUNDS

The Funds' principal investment strategies and risks are summarized above in the section entitled "Risk/Return Summary". A more complete description of each Fund's investments and strategies and their associated risks is provided below. The Funds may also invest in other securities and are subject to further restrictions and risks that are described in the Fund's Statement of Additional Information ("SAI"). Each Fund's objective may be changed without shareholder approval.

EQUITY SECURITIES. The Funds may invest in all types of equity securities. These include common and preferred stocks publicly traded in the United States or in foreign countries, warrants, convertible securities, foreign government authorized pooled investment vehicles, shares of other investment companies and depository receipts.



BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to a Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

     INVESTMENT STRATEGY. Each Fund may borrow money up to 33 1/3% of its assets. This is a fundamental policy which can be changed only by shareholders.

     SPECIAL RISKS. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's NAV will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

ILLIQUID SECURITIES. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.


     INVESTMENT STRATEGY. Each Fund may invest up to 15% of its net assets in securities that are illiquid.


     SPECIAL RISKS. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell the securities at the time and the price that it would like. The Fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the Fund.

INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies.

     INVESTMENT STRATEGY. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

     SPECIAL RISKS. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that fund. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.


DEFENSIVE INVESTING. During unusual market conditions, each Fund may place up to 100% of its total assets in cash or high-quality, short-term debt securities, such as commercial paper and obligations of domestic banks such as certificates of deposit.

     SPECIAL RISKS. To the extent that the Fund invests its assets in short-term obligations, it may not achieve its investment goal.

SHORT TERM TRADING. The U.S. Large Cap Growth Strategy Fund may engage in active and frequent trading to achieve its investment goal. The U.S. Large Cap Value Strategy Fund will not engage in active and frequent trading.

     SPECIAL RISKS. A high rate of portfolio turnover could increase transaction costs and taxable distribution, which could detract from the Fund's performance.

DERIVATIVE RISKS. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options and swaps.


     INVESTMENT STRATEGY. The Funds may use derivative instruments. The Funds may, but are not required to, use derivatives for hedging purposes (attempting to reduce risk by offsetting one investment position with another) or for the purpose of remaining fully invested or maintaining liquidity.


     SPECIAL RISKS. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio advisor anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
     (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.


SECURITIES LENDING. In order to generate additional income, each Fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional income gains or losses.

     INVESTMENT STRATEGY. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

     SPECIAL RISKS. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

FOR MORE INFORMATION


More information on the SA Funds is available free upon request, including the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (legally considered part of this prospectus).

TO RECEIVE A FREE COPY OF THIS PROSPECTUS, OR THE SAI, OR TO OBTAIN INFORMATION PLEASE CONTACT:

BY TELEPHONE
Call 1-800-366-7266

BY MAIL
SA Funds
1190 Saratoga Avenue
Suite 200
San Jose, California 95129

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
     SEC
     http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at:publicinfo@sec.gov

You may also find more information about the Funds on the Internet at http://www.assante.com


SA FUNDS - INVESTMENT TRUST

SEC FILE NUMBER: 811-09195

                                    SA FUNDS

                     SA U.S. Large Cap Growth Strategy Fund

                      SA U.S. Large Cap Value Strategy Fund


                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 25, 2000

         This Statement of Additional Information ("SAI") provides supplementary information pertaining to all shares representing interests in each of the no-load mutual funds listed above (the "Funds"). SA Funds - Investment Trust (the "Trust") currently offers a selection of eight Funds, two of which are described in this SAI. This SAI is not a prospectus, and should be read only in conjunction with the Trust's Prospectus dated July 25, 2000. A copy of the Prospectus may be obtained by calling (800) 366-7266.

                                TABLE OF CONTENTS


                                                                                                          PAGE
                                                                                                          ----
History and General Information.............................................................................3
Description of the Funds and Their Investments and Risks....................................................3
         Investment Strategies and Risks....................................................................3
         Fund Policies......................................................................................8
Management of the Trust.....................................................................................9
         Trustees and Officers.............................................................................10
         Compensation Table................................................................................12
Investment Advisory and Other Services.....................................................................12
         Investment Adviser and Sub-Advisers...............................................................12
         Distributor.......................................................................................13
         Shareholder Servicing Arrangements................................................................14
         Administration....................................................................................14
         Custodian.........................................................................................14
         Transfer Agent and Dividend Disbursing Agent......................................................14
         Counsel...........................................................................................14
         Independent Auditors..............................................................................14
Brokerage Allocations and Other Practices..................................................................15
Code of Ethics.............................................................................................16
Information Concerning Shares..............................................................................16
Purchase, Redemption and Pricing of Shares.................................................................16
         Purchase and Redemption Information...............................................................16
Taxes    ..................................................................................................17
         Tax Status of the Funds...........................................................................17
         Taxation of Fund Distributions....................................................................18
         Disposition of Shares.............................................................................19
         Information Relating to Fund Investments..........................................................19
         Backup Withholding................................................................................20
         Other Taxation....................................................................................20
Performance Information....................................................................................21
         Total Return......................................................................................21


No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

                         HISTORY AND GENERAL INFORMATION

         The Trust was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds - Investment Trust which was changed on June 7, 1999 to SA Funds-Investment Trust.


         The Trust is an open-end, management investment company. The Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers eight Funds, each of which is a diversified mutual fund. The following Funds are described in this SAI: SA U.S. Large Cap Growth Strategy Fund and SA U.S. Large Cap Value Strategy Fund.

         The investment Adviser of each Fund is Assante Asset Management Inc. (formerly RWB Advisory Services Inc.) ("AAM" or the "Adviser"). Enhanced Investment Technologies, Inc. and Roxbury Capital Management, LLC each serve as a sub-adviser for the SA U.S. Large Cap Growth Strategy Fund. Martingale Asset Management, L.P. and Sanford C. Bernstein & Co., Inc. each serve as a sub-adviser for the SA U.S. Large Cap Value Strategy Fund (each, a "Sub-Adviser").


         Assante Capital Management Inc. (formerly RWB Securities, Inc.) is the distributor of shares of the Funds.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS


INVESTMENT STRATEGIES AND RISKS

         The following supplements the information contained in the Prospectus concerning the investments and investment techniques of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the approval of the Fund's shareholders. There can be no assurance that a Fund will achieve its objective.



         AMERICAN DEPOSITORY RECEIPTS ("ADRs"). Each Fund may purchase ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based operations. ADRs are issued by U.S. bank or trust companies, and entitle the holder to call dividends and capital gains that are paid out on the underlying foreign shares.


         BORROWING. The Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Funds.


         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, changes in the contract value could reduce the required margin, resulting in a repayment of excess margin to a Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn income on their margin deposits. To the extent that a Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Fund's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission, the Funds may be required to identify liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in an account maintained with the Fund's custodian in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract an any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin deposits. In such circumstances, if a Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         A Fund may purchase and sell options on the same types of futures in which it may invest.

         Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to writing or purchasing call and put options on stock index futures, a Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

         Special Risks of Transactions in Options on Futures Contracts. The risks described above for futures contracts are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         Additional Futures and Options Contracts. Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

         Federal Tax Treatment of Futures Contracts, Options and Forward Foreign Exchange Contracts. Certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts, may result in a Fund entering into straddles.

         Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the Securities and Exchange Commission.

         A Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. Each Sub-Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board of Trustees. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.


         LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 33 1/3% of the total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral or loss on sale of the collateral should the borrower fail financially. In determining whether the Funds will lend securities, each Sub-Adviser will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.


         MONEY MARKET INSTRUMENTS. Each Fund may invest from time to time in "money market instruments," a term that includes, among other instruments, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Sub-Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when a Sub-Adviser deems the investment to involve minimal credit risk.

         REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). Each Sub-Adviser will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

         The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held, as applicable, by the Fund's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid high-grade securities earmarked on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         U.S. GOVERNMENT OBLIGATIONS. Each Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

         WARRANTS. Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). Each Fund may purchase securities on a when-issued or delayed delivery basis. When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will earmark cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to earmark additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it earmarks portfolio securities to cover such purchase commitments than when it earmarks cash.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Funds may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations ("NRSROs") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         OTHER. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or each Sub-Adviser, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission.

FUND POLICIES

         FUNDAMENTAL POLICIES. Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or
(b) more than 50% of the outstanding shares of such Fund.

         1. No Fund may invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries).

         2. No Fund may with respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

         3. No Fund may borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow amounts not exceeding 33 1/3% of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and additionally for temporary or emergency purposes in amounts not exceeding 5% of its total assets.

         4. No Fund may pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose).

         5. No Fund may make loans of securities to other persons in excess of 33 1/3% of a Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations.

         6. No Fund may underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

         7. No Fund may purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         8. No Fund may purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds may make margin deposits in connection with transactions in options, futures and options on futures.

         9. No Fund may invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's prospectus.

         NON-FUNDAMENTAL POLICIES. Additional investment restrictions adopted by each Fund, which may be changed by the Board of Trustees, provide that a Fund may not:

         1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily sold or disposed of within the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;

         2. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

         3. Make investments for the purpose of exercising control or management; or

         4. Invest in other investment companies except as permitted under the 1940 Act.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             MANAGEMENT OF THE TRUST

         The management of the Trust is supervised by the Board of Trustees under the laws of the State of Delaware. Subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility.

TRUSTEES AND OFFICERS

         The Trustees and executive officers of the Trust and their principal occupations during the past five years are as set forth below. An asterisk indicates a Trustee who may be deemed to be an "interested person" (as defined by the 1940 Act) of the Trust.

                                                                             PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND DATE OF BIRTH          POSITION(S) HELD WITH FUND          PAST 5 YEARS
-------------------------------          --------------------------          ------------
Bryan W. Brown                           Trustee                             Self Employed Management Consultant
950 Hayman Place                                                             (since 1992).
Los Altos, CA 94024
DOB: 02/09/45

John J. Bowen, Jr.*                      Chairman of the Board of            Chief Executive Officer and President,
1190 Saratoga Avenue, Suite 200          Trustees, President and Chief       Assante Capital Management Inc. (holding
San Jose, CA 95120                       Executive Officer                   company) (since July 1998); Chief
DOB: 10/01/55                                                                Executive Officer, Registered Principal
                                                                             and President, Assante Capital Management
                                                                             Inc. (formerly RWB Securities Inc.)
                                                                             (since July 1998); Chief Executive
                                                                             Officer and President, Assante Asset
                                                                             Management Inc. (formerly RWB Advisory
                                                                             Services Inc.) (since July 1998); Chief
                                                                             Executive Officer, Registered Principal
                                                                             and President, Reinhardt Werba Bowen
                                                                             Securities, Inc. (December 1993 to
                                                                             October 1998); Chief Executive Officer,
                                                                             Director and President, Reinhardt, Werba,
                                                                             Bowen, Inc. (investment adviser) (July
                                                                             1980 to October 1998).

Patrick Keating*                         Trustee                             Director, Assante Corporation (financial
Commodity Exchange Tower                                                     services company) (since September 1998);
1500-360 Main Street                                                         President and Chief Executive Officer,
Winnipeg, Manitoba, Canada,                                                  Loring Ward Investment Counsel Ltd.
R3C3Z3                                                                       ("Loring Ward") (since September 1998);
DOB: 12/21/54                                                                Executive Vice President, Loring Ward
                                                                             (January 1996 to September 1998);
                                                                             Manager, Client Services, Loring Ward
                                                                             (May 1995 to December 1995); General
                                                                             Manager, Advance Electronics Ltd.
                                                                             (retail organization) (until May 1995).

Harold M. Shefrin                        Trustee                             Professor of Finance, Santa Clara
Leavey School of Business                                                    University (since 1990).
Santa Clara University
Santa Clara, CA 95053
DOB: 07/27/48

Alexander B. Potts                       Vice President and Secretary        Senior Vice President of Advisor Services
1190 Saratoga Avenue, Suite 200                                              and Investment Operations, Assante Asset
San Jose, CA 95120                                                           Management Inc. (formerly RWB Advisory
DOB: 06/14/67                                                                Services Inc.) (since October 1998); Vice
                                                                             President of Advisor Services and
                                                                             Investment Operations, Reinhardt, Werba,
                                                                             Bowen Inc. (April 1990 - October 1998).

Michael R. Clinton                       Treasurer and Chief Financial and   Treasurer and Chief Financial Officer,
1190 Saratoga Avenue, Suite 200          Accounting Officer                  Assante Asset Management Inc. (formerly
San Jose, CA 95129                                                           RWB Advisory Services Inc.) (since
DOB: 10/06/66                                                                October 1998); Treasurer and Chief
                                                                             Financial Officer, Reinhardt, Werba,
                                                                             Bowen Inc. (June 1995 to October 1998);
                                                                             CPA, Crawford, Pimentel & Co., Inc.
                                                                             (accounting firm) (September 1989 to June
                                                                             1995).

Ronald G. Reynolds                       Assistant Secretary and Assistant   Chief Operating Officer, Assante Asset
1190 Saratoga Avenue, Suite 200          Treasurer                           Management Inc. (formerly RWB Advisory
San Jose, CA 95129                                                           Services Inc.) (since July 1998); Chief
DOB: 6/20/41                                                                 Operating Officer, Reinhardt, Werba,
                                                                             Bowen, Inc. (January 1997 to October
                                                                             1998); Consultant (February 1995 to
                                                                             January 1997); Vice President
                                                                             Operations/Corporate Secretary, Coastcom
                                                                             (telecommunications) (August 1994 to
                                                                             February 1995); Vice President
                                                                             Operations, Litton Corporation (February
                                                                             1967 to August 1994).

                               COMPENSATION TABLE


         For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees receive no compensation for their services as trustees. The following table summarizes the compensation paid by the Trust to their trustees for the fiscal year ended June 30, 2000. The aggregate compensation is provided for the Trust, which is comprised of eight Funds.

                               AGGREGATE COMPENSATION FROM          PENSION OR RETIREMENT
      NAME OF TRUSTEE                   THE TRUST                         BENEFITS
      ---------------                   ---------                         --------
Bryan W. Brown                           $10,000                           None
John J. Bowen, Jr.                         None                            None
Patrick Keating                            None                            None
Harold M. Shefrin                        $10,000                           None


                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER AND SUB-ADVISERS

         The Trust, on behalf of each Fund, has entered into an Investment Advisory and Administrative Services Agreement (the "Agreement") with the Adviser, an indirect, wholly-owned subsidiary of Assante Corporation, which is a publicly held financial services company located in Winnipeg, Canada.

         The Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Agreement will continue in effect for successive one year periods thereafter, provided that its continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees. The Agreement is terminable with respect to a Fund by vote of the Board of Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, as applicable. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided pursuant to the Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of 1.32% of the average daily net assets of each Fund.

         Enhanced Investment Technologies, Inc. is a wholly owned subsidiary of The Prudential Insurance Company organized under the laws of the State of New Jersey; and Roxbury Capital Management, LLC is a Delaware limited liability company, each is a sub-adviser for the SA U.S. Large Cap Growth Strategy Fund. Martingale Asset Management, L.P is a Delaware limited partnership; and Sanford
C. Bernstein & Co., Inc. is a closely held corporation organized under the laws of the State of New York, each is a sub-adviser for the SA U.S. Large Cap Value Strategy Fund. Each is registered with the Securities and Exchange Commission as an investment adviser.

         The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with each Sub-Adviser. Under the terms of the Sub-Advisory Agreements, each Sub-Adviser provides sub-advisory services to the Funds. Subject to supervision of the Adviser, each Sub-Adviser is responsible for the management of its portion of the respective portfolio, including decisions regarding purchases and sales of portfolio securities by the Funds. Each Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.


         Each Sub-Advisory Agreement will continue in effect with respect to a Fund for a period of two years from its effective date. If not sooner terminated, each Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) the vote of a majority of the Board of Trustees. Each Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund without penalty on 90 day's written notice to the Trust, as applicable. Each Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         The Adviser has applied to the Securities and Exchange Commission (the "SEC") for exemptive relief in order to permit the Board of Trustees of the Trust to hire and terminate sub-advisers recommended by the Adviser.

         The Adviser pays the Sub-Advisors a fee out of its advisory fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below:

         SA U.S. Large Cap Growth Strategy Fund
                  Enhanced Investment Technologies, Inc.      .40% of the first $100 million of assets;
                                                              .25% on the remaining assets thereafter.

                  Roxbury Capital Management, LLC             .50% of the first $100 million of assets;
                                                              .40% on the remaining assets thereafter.

         SA U.S. Large Cap Value Strategy Fund
                  Martingale Asset Management, L.P.           .45% of the first $25 million of assets;
                                                              .30% on the remaining assets thereafter.

                  Sanford C. Bernstein & Co., Inc.            .60% of the first $10 million of assets;
                                                              .50% on the next $15 million of assets;
                                                              .40% on the next $25 million of assets;
                                                              .25% on the next $50 million of assets;
                                                              .225% on the next $50 million of assets;
                                                              .20% on the next $50 million of assets;
                                                              .175% on the next $50 million of assets;
                                                              .15% of assets under management thereafter.


         The following individuals are affiliated persons of the Trust and of the Adviser: John J. Bowen, Jr.; Patrick Keating; Alexander B. Potts; Michael R. Clinton and Ronald G. Reynolds. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under "Trustees and Officers."

DISTRIBUTOR

         Assante Capital Management Inc. (formerly RWB Securities, Inc.) ("ACM" or the "Distributor") and the Trust have entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor's principal offices are located at 1190 Saratoga Avenue, Suite 200, San Jose, CA 95129. The Distributor is an affiliate of AAM. The Distributor receives no compensation for distribution of the Funds shares.


         John J. Bowen, Jr. is an affiliated person of the Trust and of the Distributor.


SHAREHOLDER SERVICING ARRANGEMENTS

         Under a Shareholder Servicing Agreement with the Trust, the Adviser performs various services for the Funds, including establishing a toll-free telephone number for shareholders of each Fund to use to obtain up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Fund; and providing shareholders with such information regarding the operations and affairs of each Fund, and their investment in its shares, as the shareholders or the Board of Trustees may reasonably request. The Adviser is paid an annual service fee at the rate of up to 0.05% of the value of average daily net assets of the shares of each Fund.

ADMINISTRATION

         State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as sub-administrator for the Trust, pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with the Adviser and the Trust.


         Under the Sub-Administration Agreement, State Street has agreed to oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Securities and Exchange Commission. For providing these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% on the first $750 million of net assets, plus 0.04% for net assets between $750 million and $1.5 billion, plus 0.02% on net assets over $1.5 billion. There is a minimum charge of $85,000 per fund.


CUSTODIAN

         State Street is the custodian of each Fund's assets pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street (i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund's securities and (iv) makes periodic reports to the Board of Trustees concerning the Funds' operations.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         State Street serves as the transfer agent and dividend disbursing agent for the Funds.

COUNSEL

         The law firm of Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust.

INDEPENDENT AUDITORS

         PricewaterhouseCoopers LLC, 555 California Street, San Francisco, California 94101, serves as the independent auditors for the Trust, providing audit and accounting services including: examination of each Fund's annual financial statements, assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission; and preparation of income tax returns.

                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

         Subject to the general supervision of the Trustees, each Sub-Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, each Sub-Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Each Sub-Adviser will place portfolio transactions with a view to receiving the best price and execution.

         Transactions may be placed with brokers who provide a Sub-Adviser with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. Each Sub-Advisory Agreement permits the Sub-Adviser to cause the Funds to pay a broker or dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker or dealer for effecting the same transaction, provided that each Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either the particular transaction or the overall responsibilities of each Sub-Adviser to the Funds.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by each Sub-Adviser and does not reduce the advisory fees payable to the Sub-Adviser. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Investment decisions for each Fund and for other investment accounts managed by a Sub-Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, each Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.


         Portfolio securities will not be purchased from or sold to the Adviser, Sub-Advisers, Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by Securities and Exchange Commission exemptive order or by applicable law. A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser, Sub-Advisers or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust's Board of Trustees in accordance with rule 10f-3 under the 1940 Act.

                                 CODE OF ETHICS

         The Trust, the Adviser, each Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, each Sub-Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the code of ethics). There can be no assurance that the code of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.


                          INFORMATION CONCERNING SHARES


         The Trust is a Delaware business trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Currently, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in eight separate series, each of which is a Fund. SA U.S. Large Cap Growth Strategy Fund and SA U.S. Large Cap Value Strategy Fund currently offer one class of shares.


         In the event of a liquidation or dissolution of the Trust, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by the Trust.

         Shareholder meetings to elect trustees will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Funds' Prospectus and such information is incorporated herein by reference.


         RETIREMENT PLANS. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), 401(k) plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs (SEP-IRAs). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         IN-KIND PURCHASES. Payment for shares may, in the discretion of each Sub-Adviser, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact the Adviser. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities
(a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.


         REDEMPTION IN-KIND. Redemption proceeds are normally paid in cash; however, each Fund reserves the right to pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash. Redemption in-kind will be made in conformity with applicable rules of the Securities and Exchange Commission taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determines to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash.

         OTHER REDEMPTION INFORMATION. The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $10,000; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 60 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $10,000 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

                                      TAXES

         The following summarizes certain additional federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS


         Each Fund, for its initial tax year, has qualified and intends in the future to elect and qualify to be taxed separately as a regulated investment company under the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

         Although a Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

TAXATION OF FUND DISTRIBUTIONS

         Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends received deduction.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

INFORMATION RELATING TO FUND INVESTMENTS

         TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement and on the income or gain qualifying under the Income Requirement.

         ORIGINAL ISSUE DISCOUNT. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original issue price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for federal income tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

         MARKET DISCOUNT. The Funds may purchase debt securities at a discount in excess of the original issue discount, or at a discount to the stated redemption price at maturity (for debt securities without original issue discount). This discount is called "market discount". Market discount is permitted to be recorded daily or at the time of disposition of the debt security. If market discount is to be recognized at time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

         HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section, 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

         CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

BACKUP WITHHOLDING

         The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all,
(ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

OTHER TAXATION

         The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                             PERFORMANCE INFORMATION



TOTAL RETURN

         Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                P (1 + T)n = ERV
Where:
         T = average annual total return

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof)

         P = hypothetical initial payment of $1,000

         n = period covered by the computation, expressed in years.


         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment.

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, the performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

                            PART C: OTHER INFORMATION

ITEM 23.      EXHIBITS

       (i)    Agreement and Declaration of Trust(1)

       (ii)   Amendment to Agreement and Declaration of Trust(3)

   (b) (i)    By-Laws(1)

       (ii)   Amendment to By-Laws(3)

   (c)        Not Applicable

   (d) (i) Investment Advisory and Administrative Services Agreement with Assante Asset Management Inc. (formerly RWB Advisory Services Inc.)(4)


       (ii) Investment Sub-Advisory Agreement with Dimensional Fund Advisors, Inc. (4)

       (iii) Form of Investment Sub-Advisory Agreement with Enhanced Investment Technologies, Inc., is filed herein.

       (iv) Form of Investment Sub-Advisory Agreement with Roxbury Capital Management, LLC is filed herein.

       (v) Form of Investment Sub-Advisory Agreement with Martingale Asset Management, L.P., is filed herein.

       (vi) Form of Investment Sub-Advisory Agreement with Sanford C. Bernstein & Co., Inc., is filed herein.


   (e)        Distribution Agreement with Assante Capital Management Inc.
              (formerly RWB Securities Inc.) (4)

   (f)        Not Applicable

   (g)        Custodian Contract with State Street Bank and Trust Company(3)

   (h) (i)    Sub-Administration Agreement with State Street Bank Trust
              Company(4)


       (ii) Transfer Agency and Service Agreement with State Street Bank and Trust Company is filed herein.

       (iii)  Shareholder Servicing Agreement(4)


   (i) (i) Opinion and Consent of Paul, Hastings, Janovsky & Walker LLP with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund(3)


       (ii) Opinion and Consent of Paul, Hastings, Janovsky & Walker LLP with respect to SA U.S. Large Cap Growth Strategy Fund and SA U.S. Large Cap Value Strategy Fund is filed herein.


   (j) (i)    Powers of Attorney(2)


       (ii)   Powers of Attorney(5)


   (k)        Not Applicable

   (l)        Initial Capital Agreement(3)

   (m)        Not Applicable

   (n)        Multi-Class Plan(3)


   (p) (i)    Code of Ethics for the Trust, the Manager and the Distributor(6)

       (ii) Code of Ethics for Dimensional Fund Advisers, Inc., is filed herein.

       (iv) Code of Ethics for Enhanced Investment Technologies, Inc., is filed herein.

       (v) Code of Ethics for Roxbury Capital Management, LLC is filed herein.

       (vi) Code of Ethics for Martingale Asset Management, L.P. is filed herein.

       (vii)  Code of Ethics for Sanford Bernstein & Co., Inc., is filed herein.


-------------------------------

(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A (the "Registration Statement") (File Nos. 333-70423, 811-09195) as filed with the U.S. Securities and Exchange Commission on January 11, 1999.

(2) Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on June 9, 1999.

(3) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on July 15, 1999.

(4) Incorporated herein by reference from Post-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on December 21, 1999.

(5) Incorporated herein by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on March 3, 2000.

(6) Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the Securities and Exchange Commission on March 30, 2000.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not applicable.

ITEM 25.      INDEMNIFICATION

         Indemnification of Registrant's principal underwriter against certain losses is provided for in the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims, demands and expenses (including reasonable attorneys' fees) whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Assante Asset Management Inc. (formerly known as RWB Advisory Services Inc.) performs investment advisory services for Registrant and institutional and individual investors.

Dimensional Fund Advisors Inc. performs investment advisory services for Registrant with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund and other investment companies and institutional and individual investors.

Martingale Asset Management, L.P. and Sanford C. Bernstein & Co., Inc. perform investment advisory services for Registrant with respect to SA U.S. Large Cap Value Strategy Fund and other investment companies and institutional and individual investors.


Enhanced Investment Technologies, Inc. and Roxbury Capital Management, LLC perform investment advisory services for registrant with respect to SA U.S. Large Cap Growth Strategy Fund and other investment companies and institutional and individual investors.


See the information concerning Assante Asset Management Inc. set forth in Parts A and B of this Registration Statement.


Assante Asset Management Inc., Dimensional Fund Advisors Inc., Enhanced Investment Technologies, Inc., Martingale Asset Management, L.P., Roxbury Capital Management, LLC and Sanford C. Bernstein & Co., Inc. are investment advisers registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of directors, officers or partners of Assante Asset Management Inc., Dimensional Fund Advisors Inc., Enhanced Investment Technologies, Inc., Martingale Asset Management, L.P., Roxbury Capital Management, LLC and Sanford C. Bernstein & Co., Inc. together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by Assante Asset Management Inc. (SEC File No. 801-55934), Dimensional Fund Advisors Inc. (SEC File No. 801-16283), Enhanced Investment Technologies, Inc. (SEC File No. 801-30574), Martingale Asset Management, L.P. (SEC File No. 801-30067), Roxbury Capital Management, LLC (SEC File No. 801-55521) and Sanford C. Bernstein & Co., Inc. (SEC File No. 801-10488) pursuant to the Advisers Act.

ITEM 27.      PRINCIPAL UNDERWRITERS

         (a)      Not Applicable
         (b)


                               (1)                            (2)                            (3)

                   NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH        POSITIONS AND OFFICES
                             ADDRESS                      UNDERWRITER                     WITH FUND
                        John J. Bowen, Jr.         Chief Executive Officer,       Chief Executive Officer,
                    Assante Capital Management     Registered Principal and         President and Trustee
                               Inc.                        President
                       1190 Saratoga Avenue
                            Suite 200
                        San Jose, CA 95129

         (c)      Not Applicable

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

         (1)      Assante Asset Management Inc.
                  1190 Saratoga Avenue, Suite 200
                  San Jose, California 95129

         (2)      Dimensional Fund Advisors Inc.
                  1299 Ocean Avenue, 11th Floor
                  Santa Monica, California 90401


         (3)      Enhanced Investment Technologies, Inc
                  2401 PGA Blvd., Suite 200
                  Palm Beach Gardens, FL 33410

         (4)      Martingale Asset Management, L.P.
                  222 Berkeley Street
                  Boston, Massachusetts 02116

         (5)      Roxbury Capital Management, LLC
                  100 Wilshire Blvd., Suite 600
                  Santa Monica, CA 90401

         (6)      Sanford C. Bernstein & Co., Inc.
                  767 Fifth Avenue
                  New York, New York 10153-0185

         (7)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110

         (8)      Boston Financial Data Services, Inc.
                  Two Heritage Drive
                  North Quincy, Massachusetts 02171


ITEM 29.      MANAGEMENT SERVICES

Not Applicable.

ITEM 30.      UNDERTAKING

Not Applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 5 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 25th day of July, 2000.

                                      SA FUNDS - INVESTMENT TRUST

                                      By:  * /s/ John J. Bowen, Jr.
                                           ------------------------------------
                                           John J. Bowen, Jr.
                                           President and Chief Executive Officer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

SIGNATURES                         TITLE                                       DATE
----------                         -----                                       ----
* /s/ John J. Bowen, Jr.           Chairman of the Board                       July 25, 2000
------------------------           of Trustees
John J. Bowen, Jr.

* /s/ Bryan W. Brown               Trustee                                     July 25, 2000
--------------------
Bryan W. Brown

* /s/ Patrick Keating              Trustee                                     July 25, 2000
---------------------
Patrick Keating

* /s/ Harold M. Shefrin            Trustee                                     July 25, 2000
---------------------------
Harold M. Shefrin

* /s/ Michael Clinton              Treasurer and Chief                         July 25, 2000
---------------------              Financial and Accounting Officer
Michael Clinton

*By: /s/ Francine S. Hayes
     ----------------------
     Francine S. Hayes
     As Attorney-in-Fact

*filed pursuant to power of attorney.

                                  Exhibit Index

99(d)(iii)     Form of Investment Sub-Advisory Agreement with Enhanced
               Investment Technologies, Inc.

99(d)(iv)      Form of Investment Sub-Advisory Agreement with Roxbury Capital
               Management, LLC

99(d)(v) Form of Investment Sub-Advisory Agreement with Martingale Asset Management, L.P.

99(d)(vi)      Form of Investment Sub-Advisory Agreement with Sanford C.
               Bernstein & Co., Inc.

99(h)(ii)      Transfer Agency and Service Agreement with State Street Bank and
               Trust Company

99(i)(ii)      Opinion and Consent of Paul, Hastings, Janovsky & Walker LLP with respect to SA U.S. Large Cap Growth Strategy Fund and SA U.S.
               Large Cap Value Strategy Fund

99(p)(ii)      Code of Ethics for Dimensional Fund Advisers, Inc.

99(p)(iii)     Code of Ethics for Enhanced Investment Technologies, Inc.

99(p)(iv)      Code of Ethics for Roxbury Capital Management, LLC

99(p)(v)       Code of Ethics for Martingale Asset Management, L.P

99(p)(vi)      Code of Ethics for Sanford Bernstein & Co., Inc.